Consolidated Statements of Changes in Shareholders’ Equity		Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Additional Paid-in Capital HKD ($)	Additional Paid-in Capital USD ($)	Retained Earnings HKD ($)	Retained Earnings USD ($)	HKD ($)	USD ($)
Balance at Mar. 31, 2023		$ 783		$ 99,217		$ 21,038,507		$ 21,138,507
Balance (in Shares) at Mar. 31, 2023 | shares	[1]	1,000,000	1,000,000
Net income						9,936,794		9,936,794
Balance at Mar. 31, 2024		$ 783		99,217		30,975,301		31,075,301
Balance (in Shares) at Mar. 31, 2024 | shares	[1]	1,000,000	1,000,000
Initial Public Offering of shares		$ 79		37,618,270				37,618,349
Initial Public Offering of shares (in Shares) | shares	[1]	100,818	100,818
Net income						8,268,367		8,268,367
Balance at Mar. 31, 2025		$ 862		37,717,487		39,243,668		76,962,017
Balance (in Shares) at Mar. 31, 2025 | shares	[1]	1,100,818	1,100,818
Follow-on offering of shares	[2]	$ 1,275		35,899,503				35,900,778
Follow-on offering of shares (in Shares) | shares	[2]	1,624,062	1,624,062
Shares issued in lieu of fractional shares upon share consolidation	[3]
Shares issued in lieu of fractional shares upon share consolidation (in Shares) | shares	[1],[3],[4]	31	31
Net income						16,690,575		16,690,575	$ 2,128,900
Balance at Mar. 31, 2026		$ 2,137	$ 273	$ 73,616,990	$ 9,389,922	$ 55,934,243	$ 7,134,470	$ 129,553,370	$ 16,524,665
Balance (in Shares) at Mar. 31, 2026 | shares	[1]	2,724,911	2,724,911

[1]	On a retroactively restated basis, 93,750 ordinary shares were issued on May 15, 2024, 7,068 ordinary shares were issued on July 5, 2024, and 1,624,062 ordinary shares were issued on July 1, 2025.
[2]	On a retroactively restated basis, 93,750 ordinary shares were issued on May 15, 2024, 7,068 ordinary shares were issued on July 5, 2024, and 1,624,062 ordinary shares were issued on July 1, 2025.
[3]	All share and per share data have been retroactively restated to reflect the sixteen (16)-for-one (1) share consolidation of the Company’s ordinary shares effective on November 7, 2025.
[4]	All share and per share data have been retroactively restated to reflect the sixteen (16)-for-one (1) share consolidation of the Company’s ordinary shares effective on November 7, 2025.